Segments - Non-current assets by country (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Non-current assets	$ 75,695	$ 63,686
Norway
Disclosure of geographical areas [line items]
Non-current assets	35,932	30,017
USA
Disclosure of geographical areas [line items]
Non-current assets	16,472	15,638
Brazil
Disclosure of geographical areas [line items]
Non-current assets	10,234	11,487
UK
Disclosure of geographical areas [line items]
Non-current assets	7,349	1,641
Angola
Disclosure of geographical areas [line items]
Non-current assets	1,248	1,159
Poland
Disclosure of geographical areas [line items]
Non-current assets	1,088	644
Canada
Disclosure of geographical areas [line items]
Non-current assets	1,015	1,019
Argentina
Disclosure of geographical areas [line items]
Non-current assets	985	822
Denmark
Disclosure of geographical areas [line items]
Non-current assets	768	770
Germany
Disclosure of geographical areas [line items]
Non-current assets	301	287
Other
Disclosure of geographical areas [line items]
Non-current assets	$ 303	$ 202